Private Placement	8 Months Ended
Dec. 31, 2020
Panacea Acquisition Corp
Private Placement (Details) [Line Items]
PRIVATE PLACEMENT
NOTE
5
. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor and PA
Co-Investments
LLC purchased an aggregate of 487,500 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $4,875,000. The Sponsor purchased 390,000 Private Placement Units and PA
Co-Investments
LLC purchased 97,500 Private Placement Units. Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third
of one warrant (each, a “Private Placement Warrant”). Each whole Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the Private Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a
b
usiness
c
ombination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will expire worthless.